GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
The Group [member]
GOODWILL (Tables) [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2018 £m	2017 £m
At 1 January	474	180
Acquisition of businesses	–	302
Impairment charged to the income statement (note 9)	–	(8)
At 31 December	474	474
Cost[1]	828	828
Accumulated impairment losses	(354)	(354)
At 31 December	474	474
1	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.